Derivative liability - Significant assumptions used in determining the fair value of the derivative warrant liabilities (Details)		12 Months Ended
	Nov. 05, 2021 Y $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Price per share	$ 3.75	$ 1.85
Exercise price		$ 3.75
Risk-free interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	1.01	1.02
Expected volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	81	82
Expected dividend yield
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	0	0
Expected life
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	3	2.85